Intangible Assets - Additional Information (Detail) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2011 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2010 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Intangible Assets [Line Items]
Written off of acquired game licenses		¥ 0.0	$ 0.0	¥ 1.8
License agreements, cash consideration						$ 24.7
License agreements, term		The initial term of the agreement is from February 2006 through the fifth anniversary of the first commercial release of the initial game. Thereafter, the agreement can be renewed in two-year terms.	The initial term of the agreement is from February 2006 through the fifth anniversary of the first commercial release of the initial game. Thereafter, the agreement can be renewed in two-year terms.
License agreements, initial payments	$ 10.0
License agreements, addition payments	$ 12.7
Amortization expense related to intangible assets		¥ 19.1	$ 3.0	28.9	¥ 23.0
Impairment of intangible assets		¥ 0.0	0.0	¥ 0.0	¥ 3.8
Scenario, Forecast
Intangible Assets [Line Items]
License agreements, current liabilities							¥ 20.0	$ 3.1
Backlog
Intangible Assets [Line Items]
Previously recognized backlog in relation to game development and license agreement acquired			$ 0.4